Commitments and Contingencies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) titles	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2017
Legal fees	$ 0
International Gaming Technologies [Member]
Percentage of royalty on revenue			10.00%	10.00%
Long-term purchase commitment, period	10 years
Cost of revenue	$ 13,500	$ 11,500
DoubleU Games License Agreement [Member]
Number of titled games | titles	32
Maximum [Member] | International Gaming Technologies [Member]
Percentage of royalty on revenue	15.00%
Minimum [Member] | International Gaming Technologies [Member]
Percentage of royalty on revenue	7.50%